Condensed Consolidated Statements of Cash Flows (USD $)	9 Months Ended			12 Months Ended
	Sep. 30, 2011		Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Cash Flows From Operating Activities
Net loss	$ (4,417,897)		$ (3,145,100)	$ (4,089,658)	$ (4,965,937)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	37,653		46,941	60,540	61,473
Amortization of intangible assets	104,057		124,033	160,044	161,825
Stock-based compensation	255,799		129,584	216,600	252,854
Forgiveness of note receivable - stockholder	187,717
Change in fair value of derivative liabilities	(542,283)		(714,893)	(787,433)	(128,600)
Interest - issuance of warrants upon conversion of debt					1,034,981
Interest - issuance of additional shares to note holders					663,650
Amortization of debt discount	632,380		1,585,150	1,980,224	344,297
Amortization of deferred financing costs	347,632
Provision for factoring fees	(122,133)		(62,954)	71,210	89,341
Changes in operating assets and liabilities:
Accounts receivable	1,056,369		616,965	(239,480)	(535,785)
Prepaid expenses and other current assets	(85,628)		(3,753)	26,886	13,236
Accounts payable	458,496		(10,356)	81,198	709,398
Accounts payable - related parties	103,637		218,110	242,237	(290,000)
Due to factor	(605,730)		(373,800)	199,902	746,888
Accrued expenses	393,728		160,922	370,725	(171,161)
Accrued interest				(3,516)	(173,069)
Accrued interest - related parties	326,429		236,776	348,160	597,823
Deferred revenues	(354,733)		(49,633)	202,622	(30,998)
Other current liabilities	(14)			7,456	14,547
Deposits and other assets	(4,191)		(2,789)	(2,788)	9,608
Total Adjustments	2,189,185		1,900,303
Net Cash Used in Operating Activities	(2,228,712)		(1,244,797)	(1,155,071)	(1,595,359)
Cash Flows From Investing Activities
Acquisition of property and equipment	(51,202)		(63,173)	(68,113)	(28,245)
Acquisition of intangible assets	(70,022)		(134,956)	(181,613)	(114,750)
Net cash used in investing activities	(121,224)		(198,129)	(249,726)	(142,995)
Cash Flows From Financing Activities
Proceeds from exercise of options					9,196
Proceeds from notes payable	2,337,980		1,653,759	1,653,757	1,679,000
Repayment of notes payable			(200,000)	(200,000)
Deferred financing costs	(347,632)
Proceeds from warrant exercise	3,045
Issuance of common stock and warrants, net	513,093	[1]
Payment of capital lease obligations	(5,239)		(4,809)	(6,484)	(5,942)
Net Cash Provided by Financing Activities	2,501,247		1,448,950	1,447,273	1,682,254
Net increase (decrease) in cash and cash equivalents	151,311		6,024	42,476	(56,100)
Cash and cash equivalents - beginning of period	47,366		4,890	4,890	60,990
Cash and cash equivalents - end of period	198,677		10,914	47,366	4,890
Supplemental Disclosures of Cash Flow Information:
Cash paid for interest				25,001
Non-cash financing activites:
Conversion of notes payable into shares of common stock	5,750,753				9,833,000
Conversion of preferred stock into shares of common stock					2,000,000
Conversion of accrued interest into shares of common stock	688,337		13,566	16,066	2,075,870
Reclassification of derivative liabilities into equity	1,133,186
Conversion of preferred dividend payable into shares of common stock					333,808
Warrants issued in connection with convertible notes	4,750		119,495
Conversion of accrued commissions into shares of common stock					$ 385,000

[1]	Gross proceeds of $797,500, less issuance costs of $284,407.